Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prior Period Adjustment [Abstract]
Schedule of Effect of the Restatement on Each Financial Statement
Consolidated Balance Sheet as of September 30, 2024	As Reported	Adjustment	As Restated
Accounts receivable	$2,613,327	$(1,590,596)	$1,022,731
Prepaids and other current assets	1,606,469	(1,139,732)	466,737
Total current assets	7,107,513	(2,730,328)	4,377,185
Total assets	25,029,730	(2,730,328)	22,299,402
Accounts payable and accrued liabilities	8,270,393	1,005,938	9,276,331
Common stock issuance obligation	-	76,276	76,276
Income taxes payable	63,855	(54,036)	9,819
Total current liabilities	19,206,202	1,028,178	20,234,380
Deferred tax liability	-	67,378	67,378
Total liabilities	20,270,718	1,095,556	21,366,274
Additional paid-in capital	66,282,056	(854,694)	65,427,362
Accumulated deficit	(61,524,581)	(2,971,190)	(64,495,771)
Total stockholders’ equity (deficit)	4,759,012	(3,825,884)	933,128
Total liabilities and stockholders’ equity (deficit)	$25,029,730	$(2,730,328)	$22,299,402

Consolidated Statement of Operations for the three months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$806,456	$-	$806,456
Total Revenue	3,354,437	-	3,354,437
Cost of revenues	941,388	(371,654)	569,734
Gross margin	2,413,049	371,654	2,784,703
Compensation and related benefits	1,678,627	51,742	1,730,369
General and administrative expenses	2,170,217	48,072	2,218,289
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	646,303	(190,469)	455,834
Total operating expenses	59,479,147	1,600,555	61,079,702
Net operating loss	(57,066,098)	(1,228,901)	(58,294,999)
Interest expense	(232,082)	116,697	(115,385)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	-	(595,000)	(595,000)
Total other income (expense)	4,764,543	(383,303)	4,381,240
Loss before income taxes	(52,301,555)	(1,612,204)	(53,913,759)
Benefit (provision) from income tax	550,030	(558,832)	(8,802)
Net loss	(51,751,525)	(2,171,036)	(53,922,561)
Net loss attributable to stockholders	(51,751,525)	(2,171,036)	(53,922,561)
Basic and diluted net loss per share	$(3.43)	$(0.15)	$(3.58)

Consolidated Statement of Operations for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$1,159,345	$125,000	$1,284,345
Total Revenue	6,561,998	125,000	6,686,998
Cost of revenues	1,814,281	76,276	1,890,557
Gross margin	4,747,717	48,724	4,796,441
Compensation and related benefits	3,490,615	46,074	3,536,689
General and administrative expenses	2,830,615	166,910	2,997,525
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	1,653,448	(942,969)	710,479
Total operating expenses	62,958,678	961,225	63,919,903
Net operating loss	(58,210,961)	(912,501)	(59,123,462)
Interest expense	(591,087)	124,557	(466,530)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	(1,618,234)	(595,000)	(2,213,234)
Total other income (expense)	3,335,406	(375,443)	2,959,963
Loss before income taxes	(54,875,555)	(1,287,944)	(56,163,499)
Benefit from income tax	2,791,238	(1,121,652)	1,669,586
Net loss	(52,084,317)	(2,409,596)	(54,493,913)
Net loss attributable to stockholders	(52,084,317)	(2,409,596)	(54,493,913)
Basic and diluted net loss per share	$(6.24)	$(0.29)	$(6.53)
Consolidated Statement of Cash Flows for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Net loss	$(52,084,317)	$(2,409,596)	$(54,493,913)
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Loss on extinguishment	740,979	(95,000)	645,979
Loss on issuance of financial instruments	1,618,234	595,000	2,213,234
Stock-based compensation	381,084	122,350	503,434
Deferred tax asset and liabilities	(2,336,506)	657,102	(1,679,404)
Accounts receivable	(203,904)	(25,000)	(228,904)
Prepaids and other current assets	(861,888)	639,732	(222,156)
Accounts payable and accrued expenses	(161,975)	(1,021,762)	(1,183,737)
Deferred revenue	(119,413)	(100,000)	(219,413)
Income tax payable	$63,855	$(54,036)	$9,819

Consolidated Balance Sheet of VSee Lab, Inc. as of March 31, 2023	As Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$1,129,638	$581,993	$1,711,631
Deferred revenue	827,143	62,500	889,643
Total current liabilities	3,278,609	644,493	3,923,102
Total liabilities	3,278,609	644,493	3,923,102
Accumulated deficit	(6,118,147)	(644,493)	(6,762,640)
Total stockholders’ deficit	$(458,052)	$(644,493)	$(1,102,545)

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended March 31, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$175,687	$(18,750)	$156,937
Total revenue	1,596,268	(18,750)	1,577,518
Gross margin	1,020,946	(18,750)	1,002,196
General and administrative expenses	281,253	59,960	341,213
Total operating expenses	1,658,091	59,960	1,718,051
Net operating loss	(637,145)	(78,710)	(715,855)
Loss before income taxes	(638,862)	(78,710)	(717,572)
Net loss	(456,019)	(78,710)	(534,729)
Net loss attributable to shareholders	(451,252)	(78,710)	(529,962)
Basic and diluted net loss per share	$(0.05)	$-	$(0.05)

Consolidated Statement of Cash Flows for VSee Lab, Inc. for the three months ended March 31, 2023	As Reported	Adjustment	As Restated
Net loss	$(456,019)	$(78,710)	$(534,729)
Accounts payable and accrued expenses	(4,896)	59,960	55,064
Deferred revenue	$569,003	$18,750	$587,753
Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended June 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$48,650	$(18,750)	$29,900
Total revenue	1,290,223	(18,750)	1,271,473
Gross margin	815,936	(18,750)	797,186
General and administrative expenses	326,386	59,960	386,346
Total operating expenses	1,427,063	59,960	1,487,023
Net operating loss	(611,127)	(78,710)	(689,837)
Loss before income taxes	(602,976)	(78,710)	(681,686)
Net loss	(428,581)	(78,710)	(507,291)
Net loss attributable to shareholders	(424,610)	(78,710)	(503,320)
Basic and diluted net loss per share	$(0.09)	$(0.02)	$(0.11)

Consolidated Statement of Operations of VSee Lab, Inc. for the six months ended June 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$224,337	$(37,500)	$186,837
Total revenue	2,886,491	(37,500)	2,848,991
Gross margin	1,836,882	(37,500)	1,799,382
General and administrative expenses	607,639	119,920	727,559
Total operating expenses	3,085,154	119,920	3,205,074
Net operating loss	(1,248,272)	(157,420)	(1,405,692)
Loss before income taxes	(1,241,838)	(157,420)	(1,399,258)
Net loss	(884,600)	(157,420)	(1,042,020)
Net loss attributable to shareholders	(875,862)	(157,420)	(1,033,282)
Basic and diluted net loss per share	$(0.19)	$(0.03)	$(0.22)

Consolidated Statement of Cash Flows for VSee Lab, Inc. for the six months ended June 30, 2023	As Reported	Adjustment	As Restated
Net loss	$(884,600)	$(157,420)	$(1,042,020)
Accounts payable and accrued expenses	931,711	119,920	1,051,631
Deferred revenue	$(223,631)	$37,500	$(186,131)
Consolidated Balance Sheet of VSee Lab, Inc. as of September 30, 2023	As Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$1,709,887	$701,913	$2,411,800
Deferred revenue	970,122	87,500	$1,057,622
Total current liabilities	4,253,557	789,413	$5,042,970
Total liabilities	4,253,557	789,413	$5,042,970
Accumulated deficit	(6,653,885)	(789,413)	$(7,443,298)
Total stockholders’ deficit	$(985,296)	(789,413)	$(1,774,709)

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended September 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$219,978	$(18,750)	$201,228
Total revenue	1,451,471	(18,750)	1,432,721
Gross margin	973,072	(18,750)	954,322
General and administrative expenses	224,874	59,960	284,834
Total operating expenses	1,247,428	59,960	1,307,388
Net operating loss	(274,356)	(78,710)	(353,066)
Loss before income taxes	(332,297)	(78,710)	(411,007)
Net loss	(98,581)	(78,710)	(177,291)
Net loss attributable to shareholders	(111,046)	(78,710)	(189,756)
Basic and diluted net loss per share	$(0.01)	$(0.01)	$(0.02)

Consolidated Statement of Operations of VSee Lab, Inc. for the nine months ended September 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$444,315	$(56,250)	$388,065
Total revenue	4,337,962	(56,250)	4,281,712
Gross margin	2,809,954	(56,250)	2,753,704
General and administrative expenses	832,513	179,880	1,012,393
Total operating expenses	4,332,582	179,880	4,512,462
Net operating loss	(1,522,628)	(236,130)	(1,758,758)
Loss before income taxes	(1,574,135)	(236,130)	(1,810,265)
Net loss	(983,181)	(236,130)	(1,219,311)
Net loss attributable to shareholders	(986,908)	(236,130)	(1,223,038)
Basic and diluted net loss per share	$(0.10)	$(0.02)	$(0.12)

Consolidated Statement of Cash Flows for VSee Lab, Inc. for the nine months ended September 30, 2023	As Reported	Adjustment	As Restated
Net loss	$(983,181)	$(236,130)	$(1,219,311)
Accounts payable and accrued expenses	988,798	179,880	1,168,678
Deferred revenue	$13,561	$56,250	$69,811
Consolidated Balance Sheet of VSee Lab, Inc. as of December 31, 2023	As Reported	Adjustment	As Restated
Accounts receivable, net	$628,480	$(25,000)	$603,480
Total current assets	827,134	(25,000)	802,134
Total assets	830,791	(25,000)	805,791
Accounts payable and accrued liabilities	1,824,408	761,873	2,586,281
Deferred revenue	802,524	100,000	902,524
Total current liabilities and total liabilities	4,243,438	861,873	5,105,311
Accumulated deficit	(9,114,985)	(886,873)	(10,001,858)
Total stockholders’ deficit	(3,412,647)	(886,873)	(4,299,520)
Total liabilities and stockholders’ equity (deficit)	$830,791	$(25,000)	$805,791

Consolidated Statement of Operations of VSee Lab, Inc. for the year ended December 31, 2023	As Reported	Adjustment	As Restated
Revenues	$5,840,889	$(75,000)	$5,765,889
Gross margin	3,907,694	(75,000)	3,832,694
General and administrative expenses	962,616	239,840	1,202,456
Total operating expenses	5,466,443	239,840	5,706,283
Net operating loss	(1,558,749)	(314,840)	(1,873,589)
Loss before income taxes	(1,572,124)	(314,840)	(1,886,964)
Income tax (expense) benefit	(1,838,490)	-	(1,838,490)
Net loss	(3,410,614)	(314,840)	(3,725,454)
Net loss attributable to VSee Lab, Inc.	(3,448,090)	(314,840)	(3,762,930)
Basic and diluted net loss per share	$(0.34)	$(0.04)	$(0.38)
Consolidated Statement of Cash Flows for VSee Lab, Inc. for the year ended December 31, 2023	As Reported	Adjustment	As Restated
Net loss	$(3,410,614)	$(314,840)	$(3,725,454)
Accounts receivable	(271,484)	25,000	(246,484)
Accounts payable and accrued expenses	1,169,983	239,840	1,409,823
Deferred revenue	$(154,037)	$50,000	$(104,037)
Consolidated Balance Sheet of VSee Lab, Inc. as of March 31, 2024	As Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$1,819,512	$821,291	$2,640,803
Total liabilities	4,814,257	821,291	5,635,548
Accumulated deficit	(9,117,796)	(821,291)	(9,939,087)
Total stockholders’ deficit	$(3,383,478)	$(821,291)	$(4,204,769)

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended March 31, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$162,950	$125,000	$287,950
Total revenue	1,495,995	125,000	1,620,995
Gross margin	1,109,742	125,000	1,234,742
General and administrative expenses	151,348	59,419	210,767
Total operating expenses	1,071,263	59,419	1,130,682
Net operating profit	38,479	65,581	104,060
Income before income taxes	29,169	65,581	94,750
Net income	29,169	65,581	94,750
Net income (loss) attributable to shareholders	(2,811)	65,581	62,770
Basic and diluted net income (loss) per share	$-	$0.01	$0.01
Consolidated Statement of Cash Flows for VSee Lab, Inc. for the three months ended March 31, 2024	As Reported	Adjustment	As Restated
Net income	$29,169	$65,581	$94,750
Accounts receivable	(8,116)	(25,000)	(33,116)
Accounts payable and accrued expenses	(4,896)	59,419	54,523
Deferred revenue	$569,003	$(100,000)	$469,003
Consolidated Balance Sheet as of June 30, 2024	As Reported	Adjustment	As Restated
Accounts receivable	$2,513,855	$(1,590,596)	$923,259
Prepaids and other current assets	760,789	(500,000)	260,789
Total current assets	5,166,549	(2,090,596)	3,075,953
Goodwill	59,900,694	1,691,210	61,591,904
Total assets	78,987,750	(399,386)	78,588,364
Accounts payable and accrued liabilities	6,752,985	1,291,896	8,044,881
ELOC Note	500,000	(500,000)	-
Common stock issuance obligation	-	447,930	447,930
Total current liabilities	22,879,867	1,239,826	24,119,693
Deferred tax liability	-	67,378	67,378
Total liabilities	24,177,194	1,307,204	25,484,398
Additional paid-in capital	64,582,130	(906,436)	63,675,694
Accumulated deficit	(9,773,056)	(800,154)	(10,573,210)
Total stockholders’ equity (deficit)	54,810,556	(1,706,590)	53,103,966
Total liabilities and stockholders’ equity (deficit)	$78,987,750	$(399,386)	$78,588,364
Consolidated Statement of Operations for the three months ended June 30, 2024	As Reported	Adjustment	As Restated
Cost of revenues	$486,640	$447,930	$934,570
Gross margin	1,224,926	(447,930)	776,996
Compensation and related benefits	918,411	(5,668)	912,743
General and administrative expenses	509,050	59,419	568,469
Transaction expenses	980,807	(752,500)	228,307
Total operating expenses	2,408,268	(698,749)	1,709,519
Net operating loss	(1,183,342)	250,819	(932,523)
Interest expense	(349,695)	7,860	(341,835)
Total other income (expense), net	(1,419,827)	7,860	(1,411,967)
Loss before income taxes	(2,603,169)	258,679	(2,344,490)
Benefit from income tax	2,241,208	(562,820)	1,678,388
Net loss	(361,961)	(304,141)	(666,102)
Net loss attributable to stockholders	(329,981)	(304,141)	(634,122)
Basic and diluted net loss per share	$(0.06)	$(0.06)	$(0.12)

Consolidated Statement of Operations for the six months ended June 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$352,889	$125,000	$477,889
Total Revenue	3,207,561	125,000	3,332,561
Cost of revenues	872,893	447,930	1,320,823
Gross margin	2,334,668	(322,930)	2,011,738
Compensation and related benefits	1,811,988	(5,668)	1,806,320
General and administrative expenses	660,398	118,838	779,236
Transaction expenses	1,007,145	(752,500)	254,645
Total operating expenses	3,479,531	(639,330)	2,840,201
Net operating loss	(1,144,863)	316,400	(828,463)
Interest expense	(359,005)	7,860	(351,145)
Total other income (expense), net	(1,429,137)	7,860	(1,421,277)
Loss before income taxes	(2,574,000)	324,260	(2,249,740)
Benefit from income tax	2,241,208	(562,820)	1,678,388
Net loss	(332,792)	(238,560)	(571,352)
Net loss attributable to stockholders	(332,792)	(238,560)	(571,352)
Basic and diluted net loss per share	$(0.07)	$(0.04)	$(0.11)

Consolidated Statement of Cash Flows for the six months ended June 30, 2024	As Reported	Adjustment	As Restated
Net loss	$(332,792)	$(238,560)	$(571,352)
Stock-based compensation	31,989	442,262	474,251
Deferred tax asset and liabilities	(2,336,506)	657,102	(1,679,404)
Accounts receivable	216,774	(25,000)	191,774
Accounts payable and accrued expenses	(1,582,393)	(735,804)	(2,318,197)
Deferred revenue	$220,968	$(100,000)	$120,968
Consolidated Balance Sheet as of September 30, 2024	As Reported	Adjustment	As Restated
Accounts receivable	$2,613,327	$(1,590,596)	$1,022,731
Prepaids and other current assets	1,606,469	(1,139,732)	466,737
Total current assets	7,107,513	(2,730,328)	4,377,185
Total assets	25,029,730	(2,730,328)	22,299,402
Accounts payable and accrued liabilities	8,270,393	1,005,938	9,276,331
Common stock issuance obligation	-	76,276	76,276
Income taxes payable	63,855	(54,036)	9,819
Total current liabilities	19,206,202	1,028,178	20,234,380
Deferred tax liability	-	67,378	67,378
Total liabilities	20,270,718	1,095,556	21,366,274
Additional paid-in capital	66,282,056	(854,694)	65,427,362
Accumulated deficit	(61,524,581)	(2,971,190)	(64,495,771)
Total stockholders’ equity (deficit)	4,759,012	(3,825,884)	933,128
Total liabilities and stockholders’ equity (deficit)	$25,029,730	$(2,730,328)	$22,299,402
Consolidated Statement of Operations for the three months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$806,456	$-	$806,456
Total Revenue	3,354,437	-	3,354,437
Cost of revenues	941,388	(371,654)	569,734
Gross margin	2,413,049	371,654	2,784,703
Compensation and related benefits	1,678,627	51,742	1,730,369
General and administrative expenses	2,170,217	48,072	2,218,289
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	646,303	(190,469)	455,834
Total operating expenses	59,479,147	1,600,555	61,079,702
Net operating loss	(57,066,098)	(1,228,901)	(58,294,999)
Interest expense	(232,082)	116,697	(115,385)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	-	(595,000)	(595,000)
Total other income (expense)	4,764,543	(383,303)	4,381,240
Loss before income taxes	(52,301,555)	(1,612,204)	(53,913,759)
Benefit (provision) from income tax	550,030	(558,832)	(8,802)
Net loss	(51,751,525)	(2,171,036)	(53,922,561)
Net loss attributable to stockholders	(51,751,525)	(2,171,036)	(53,922,561)
Basic and diluted net loss per share	$(3.43)	$(0.15)	$(3.58)

Consolidated Statement of Operations for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$1,159,345	$125,000	$1,284,345
Total Revenue	6,561,998	125,000	6,686,998
Cost of revenues	1,814,281	76,276	1,890,557
Gross margin	4,747,717	48,724	4,796,441
Compensation and related benefits	3,490,615	46,074	3,536,689
General and administrative expenses	2,830,615	166,910	2,997,525
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	1,653,448	(942,969)	710,479
Total operating expenses	62,958,678	961,225	63,919,903
Net operating loss	(58,210,961)	(912,501)	(59,123,462)
Interest expense	(591,087)	124,557	(466,530)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	(1,618,234)	(595,000)	(2,213,234)
Total other income (expense)	3,335,406	(375,443)	2,959,963
Loss before income taxes	(54,875,555)	(1,287,944)	(56,163,499)
Benefit from income tax	2,791,238	(1,121,652)	1,669,586
Net loss	(52,084,317)	(2,409,596)	(54,493,913)
Net loss attributable to stockholders	(52,084,317)	(2,409,596)	(54,493,913)
Basic and diluted net loss per share	$(6.24)	$(0.29)	$(6.53)
Consolidated Statement of Cash Flows for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Net income (loss)	$(52,084,317)	$(2,409,596)	$(54,493,913)
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Loss on extinguishment	740,979	(95,000)	645,979
Loss on issuance of financial instruments	1,618,234	595,000	2,213,234
Stock-based compensation	381,084	122,350	503,434
Deferred tax asset and liabilities	(2,336,506)	657,102	(1,679,404)
Accounts receivable	(203,904)	(25,000)	(228,904)
Prepaids and other current assets	(861,888)	639,732	(222,156)
Accounts payable and accrued expenses	(161,975)	(1,021,762)	(1,183,737)
Deferred revenue	(119,413)	(100,000)	(219,413)
Income tax payable	$63,855	$(54,036)	$9,819